SUBSEQUENT EVENTS - (Details) $ in Thousands						9 Months Ended
	Nov. 13, 2015	Nov. 09, 2015 USD ($) shares	Nov. 08, 2015 USD ($) m²	Oct. 29, 2015 USD ($) shares	Sep. 24, 2015 USD ($) shares	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)
Subsequent Event [Line Items]
Consideration received from shares issued						$ 100,000
Proceeds from convertible notes						100,000	$ 50,000
1.50% convertible notes due September 24, 2022 [Member]
Subsequent Event [Line Items]
Proceeds from convertible notes						$ 200,000
Safari Group Holdings Limited [Member] | Carlyle Group [Member]
Subsequent Event [Line Items]
Percentage interest owned						72.00%
Safari Group Holdings Limited [Member] | Ateefa Limited [Member]
Subsequent Event [Line Items]
Percentage interest owned						28.00%
Safari Group Holdings Limited [Member] | 1.50% convertible notes due September 24, 2022 [Member]
Subsequent Event [Line Items]
Proceeds from convertible notes					$ 100,000
Class A ordinary shares [Member] | Safari Group Holdings Limited [Member]
Subsequent Event [Line Items]
Shares issued | shares					3,418,803
Consideration received from shares issued					$ 100,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Price to purchase a headquarters establishment in Beijing			$ 243,000
Usable office space of headquarters establishment in Beijing | m²			70,000
Subsequent Event [Member] | Chongqing Wanli New Energy Co., Ltd. [Member]
Subsequent Event [Line Items]
Exclusivity period	6 months
Subsequent Event [Member] | IDG Capital Partners [Member] | 1.50% convertible notes due September 24, 2022 [Member]
Subsequent Event [Line Items]
Proceeds from convertible notes		$ 200,000
Subsequent Event [Member] | Sindeo, Inc. [Member]
Subsequent Event [Line Items]
Number of preferred shares purchased under strategic investment agreements | shares				1,672,240
Total consideration paid for acquisition of preferred shares purchased under strategic investment agreements				$ 5,000
Subsequent Event [Member] | Minimum [Member] | Chongqing Wanli New Energy Co., Ltd. [Member]
Subsequent Event [Line Items]
Percentage interest owned	70.00%
Subsequent Event [Member] | Class A ordinary shares [Member]
Subsequent Event [Line Items]
Consideration received from shares issued		$ 246,770
Subsequent Event [Member] | Class A ordinary shares [Member] | Chairman and CEO Vincent Mo and their affiliates [Member]
Subsequent Event [Line Items]
Shares issued | shares		2,599,042
Subsequent Event [Member] | Class A ordinary shares [Member] | IDG Capital Partners [Member]
Subsequent Event [Line Items]
Shares issued | shares		5,837,539